Derivative instruments and hedging activities - Schedule of information about written credit derivatives and purchased credit protection (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	¥ (245)	¥ (38)
Maximum potential payout / Notional		20,029	15,635
Notional, Purchased credit protection		13,799	9,986
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	(138)	(29)
Maximum potential payout / Notional		9,746	8,121
Notional, Purchased credit protection		6,994	5,708
Credit default swap indices [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	(126)	(47)
Maximum potential payout / Notional		9,223	6,839
Notional, Purchased credit protection		6,040	3,886
Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	19	38
Maximum potential payout / Notional		1,011	624
Notional, Purchased credit protection		755	341
Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	0	0
Maximum potential payout / Notional		49	51
Notional, Purchased credit protection		10	51
Less than 1 year [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		4,262	2,768
Less than 1 year [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,849	1,263
Less than 1 year [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,271	1,339
Less than 1 year [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		142	166
Less than 1 year [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
1 to 3 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		5,939	5,912
1 to 3 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		3,125	3,095
1 to 3 years [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,558	2,601
1 to 3 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		256	216
1 to 3 years [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
3 to 5 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		7,083	5,110
3 to 5 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		3,251	2,579
3 to 5 years [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		3,232	2,284
3 to 5 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		580	210
3 to 5 years [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		20	37
More than 5 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,745	1,845
More than 5 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,521	1,184
More than 5 years [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,162	615
More than 5 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		33	32
More than 5 years [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 29	¥ 14

[1]	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty offsetting. Asset balances represent positive fair value amounts caused by tightening of credit spreads of underlyings since inception of the credit derivatives.